Equity - Subordinated notes - Additional information (Details) - IFRS Subordinated Debt [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Tax effect of the conversion of subordinated notes whose face value is denominated in pounds sterling	€ (25)
Various tax effects on subordinated notes	€ (2)	€ 51